Note 12. Operating Leases	12 Months Ended
Dec. 31, 2011
Leases of Lessee Disclosure [Text Block]
12.	OPERATING LEASES

The Bank leases the space housing the branch located in Berlin, Ohio.  The lease expires in three years, with an option to automatically renew for an additional ten year period.  Minimum future rental payments are as follows:

Less than 1 year	$20,458
1 to 3 years	27,962
$48,420